Share-Based Compensation (Tables) - 2011 Equity Incentive Plan [Member]	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Variables And Assumptions For Liability Awards
The following variables and assumptions have been used by the Company for purposes of measuring its stock options awards at 2014 and 2013 grant date (on the second quarter of each year):

2011 Equity Incentive Plan (continued)

	2014	2013
Grant-date stock price (i)	8.58	14.31
Weighted-average strike price	8.58	14.31
Expected volatility (ii)	35.5%	38.0%
Dividend yield	2.8%	1.7%
Risk-free interest rate	1.3%	1.0%
Expected term	4.1	5.0

(i)	Equal to the quoted market price per Class A share at market-closing of the date of grant.

(ii)	Based on implied volatility of the Company’s Class A shares.

Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Employee Compensation Equity Incentive Plan Activity (Stock Option)
The following table summarizes the activity of stock options during fiscal years 2015, 2014 and 2013:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2012	2,464,434	19.58	5.47
2013 annual grant	431,726	14.31	4.19
Forfeitures	(462,272)	19.97	5.41
Outstanding at December 31, 2013	2,433,888	18.57	5.26
2014 annual grant	247,475	8.58	1.98
Forfeitures	(130,528)	18.14	5.27
Outstanding at December 31, 2014	2,550,835	17.62	4.94
Forfeitures	(141,130)	16.54	5.02
Expired (i)	(383,811)	20.01	5.41
Outstanding at December 31, 2015	2,025,894	21.03	5.87
Exercisable at December 31, 2015	1,332,741	19.32	5.34

(i) As of December 31, 2015, Additional paid-in capital included $2,077 related to expired stock options.

Schedule Of Vested And Nonvested Unit Activity
The following table provides a summary of outstanding stock options at December 31, 2015:

	Vested		Non-vested (ii)	Total
Number of units outstanding	1,332,741	(i)	693,153	2,025,894
Weighted-average grant-date fair market value per unit	5.34		3.88	5.87
Total grant-date fair value	7,123		2,687	9,810
Weighted-average accumulated percentage of service	100		76.5	94.7
Stock-based compensation recognized in Additional paid-in capital	7,123		2,056	9,179
Compensation expense not yet recognized (iii)	—		631	631

(i)	Related to exercisable awards.

(ii)	Related to awards that will vest between fiscal years 2016 and 2019.

(iii)	Expected to be recognized in a weighted-average period of 2.4 years.

Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Vested And Nonvested Unit Activity
The following table provides a summary of outstanding restricted share units at December 31, 2015:

Number of units outstanding (i)	1,230,210
Weighted-average grant-date fair market value per unit	7.96
Total grant-date fair value	9,792
Weighted-average accumulated percentage of service	44.7%
Stock-based compensation recognized in Additional paid-in capital	4,376
Compensation expense not yet recognized (ii)	5,416

(i)	Related to awards that will vest between fiscal years 2016 and 2020.

(ii)	Expected to be recognized in a weighted-average period of 4.0 years.

Schedule Of Restricted Share Units Activity
The following table summarizes the activity of restricted share units during fiscal years 2015, 2014 and 2013:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2012	1,224,761	20.02
2013 annual grant	213,600	14.31
Partial vesting of 2011 grant	(338,014)	21.20
Forfeitures	(158,279)	19.70
Outstanding at December 31, 2013	942,068	18.36
2014 annual grant	317,351	8.58
Partial vesting of 2011 grant	(274,314)	21.20
Partial vesting of 2012 grant	(74,303)	14.35
Forfeitures	(47,947)	15.11
Outstanding at December 31, 2014	862,855	14.38
2015 annual grant	923,213	6.33
Partial vesting of 2011 grant	(222,781)	21.20
Partial vesting of 2012 grant	(31,772)	14.35
Partial vesting of 2013 grant	(68,300)	14.31
Forfeitures	(233,005)	9.88
Outstanding at December 31, 2015	1,230,210	7.96
Exercisable at December 31, 2015	—	—